SUBSEQUENT EVENTS (Detail Narrative) - USD ($)	1 Months Ended
	Feb. 28, 2017	Jan. 30, 2017	Nov. 23, 2016	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 15, 2016	Dec. 14, 2016	Dec. 09, 2016	Oct. 20, 2016	Sep. 30, 2016
Promissory notes								$ 100,000	$ 500,000	$ 500,000
Accrued interest rate					1.00%
Aggregate principal amount											$ 250,000
Outstanding principal amount							$ 1,150,000
Proceeds from share of common stock and warrant,share			975,000
Proceeds from share of common stock and warrant, amount			$ 390,000	$ 6,000,000
Purchase of common stock in exchange of warrant			97,500
Over-subscription allotment				$ 2,000,000
Negotiated price per common share				$ 0.40
Exercise price per warrant				$ 0.55		$ 0.54					$ 0.54
Commission paid to placement agent				10.00%
Expense allowance				3.00%
Warrant to purchase number of common stock				10.00%
Investor Relations Services [Member]
Common stock issued		445,932
Subsequent Event [Member]
Additional offering units	399,750
Number Of Units Sold For Gross Proceeds	$ 159,900
Subsequent Event [Member] | Chairman [Member]
Additional demand notes		$ 260,000
Placement Agent [Member]
Warrant to purchase common stock	39,975